Tax - Tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	$ 32,309	$ 30,348	$ 17,058
Taxation at UK corporation tax rate of 25.0% (2023: 23.5%, 2022: 19.0%)	8,077	7,132	3,241
Impact of differently taxed overseas profits in overseas locations	(1,351)	(612)	459
UK banking surcharge	215	350	283
– tax impact of sale of HSBC Argentina	1,536	0	0
– local taxes and overseas withholding taxes	584	419	346
– other permanent disallowables	344	227	363
– impacts of hyperinflation	327	348	171
– movements in unrecognised deferred tax	259	(22)	(2,503)
– Global Minimum Tax top-up charge	221	0	0
– bank levy	73	112	59
– movements in provisions for uncertain tax positions	38	(472)	27
– impact of changes in tax rates	6	17	(293)
– impairment of interest in associate	0	705	0
– non-taxable gain on disposal of HSBC Canada	(1,174)	0	0
– non-taxable income and gains	(1,079)	(1,189)	(825)
– effect of profits in associates and joint ventures	(456)	(571)	(504)
– deductions for AT1 coupon payments	(249)	(229)	(246)
– adjustments in respect of prior period	(46)	16	116
– tax impact of sale of French retail banking business	(15)	0	115
– accounting gain on acquisition of SVB UK	0	(442)	0
Total tax expense	$ 7,310	$ 5,789	$ 809
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxation at UK corporation tax rate of 25.0% (2023: 23.5%, 2022: 19.0%)	25.00%	23.50%	19.00%
Impact of differently taxed overseas profits in overseas locations	(4.20%)	(2.00%)	2.70%
UK banking surcharge	0.70%	1.20%	1.70%
– tax impact of sale of HSBC Argentina	4.80%	0.00%	0.00%
– local taxes and overseas withholding taxes	1.80%	1.40%	2.00%
– other permanent disallowables	1.00%	0.70%	2.10%
– impacts of hyperinflation	1.00%	1.10%	1.00%
– movements in unrecognised deferred tax	0.70%	(0.10%)	(14.70%)
– Global Minimum Tax top-up charge	0.70%	0.00%	0.00%
– bank levy	0.20%	0.40%	0.30%
– movements in provisions for uncertain tax positions	0.10%	(1.60%)	0.20%
– impact of changes in tax rates	0.00%	0.10%	(1.70%)
– impairment of interest in associate	0.00%	2.30%	0.00%
– non-taxable gain on disposal of HSBC Canada	(3.60%)	0.00%	0.00%
– non-taxable income and gains	(3.30%)	(3.90%)	(4.80%)
– effect of profits in associates and joint ventures	(1.40%)	(1.90%)	(3.10%)
– deductions for AT1 coupon payments	(0.80%)	(0.70%)	(1.40%)
– adjustments in respect of prior period	(0.10%)	0.10%	0.70%
– tax impact of sale of French retail banking business	0.00%	0.00%	0.70%
– accounting gain on acquisition of SVB UK	0.00%	(1.50%)	0.00%
Average effective tax rate	22.60%	19.10%	4.70%